Trade Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Schedule of trade receivables	The Group’s trade receivables consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Gross trade receivables	$173,849	$113,175
Expected credit loss allowance	(376)	(1,156)
Total trade receivables	$173,473	$112,019

Schedule of movements in ECL allowance	The movements in the ECL allowance were as follows:

(U.S. $ in thousands)
As of June 30, 2019	$519
Change in estimate	637
As of June 30, 2020	$1,156
Change in estimate	(780)
As of June 30, 2021	$376

Schedule of aging analysis of trade receivables
The following table sets forth the information about the credit risk exposure on the Group's trade receivables using a provision matrix:

		Past due days
	Current	< 90 days	> 90 days	Total
	(U.S. $ in thousands except ECL rate)
As of June 30, 2021
ECL rate	0.0%	0.3%	20.9%
Trade receivables carrying amount	$157,804	$14,468	$1,577	$173,849
ECL allowance	6	41	329	376

As of June 30, 2020
ECL rate	0.5%	4.1%	52.9%
Trade receivables carrying amount	$105,585	$6,858	$732	$113,175
ECL allowance	489	280	387	1,156